Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2013
Summary Of Borrowed Funds

Borrowed funds are summarized as follows:

	December 31,
	2013		2012
	Principal	Weighted Average Rate	Principal	Weighted Average Rate
	(Dollars in thousands)
Funds borrowed under repurchase agreements:
FHLB	$23,000	3.90%	$55,000	3.94%
Other brokers	244,681	1.35%	—	—

Total funds borrowed under repurchase agreements	267,681	1.60%	55,000	3.94%
Other borrowed funds:
FHLB advances	3,094,494	1.83%	2,645,500	2.14%
Other	5,099	1.91%	5,152	1.92%

Total other borrowed funds:	3,099,593	1.83%	2,650,652	2.14%

Total borrowed funds	$3,367,274	1.81%	$2,705,652	2.18%

Borrowed Funds Scheduled Maturities

Borrowed funds had scheduled maturities as follows:

	December 31,
	2013		2012
	Principal	Weighted Average Rate	Principal	Weighted Average Rate
	(Dollars in thousands)
Within one year	$1,214,204	0.64%	$915,500	1.26%
One to two years	311,500	3.49%	109,000	3.07%
Two to three years	325,000	2.79%	301,000	3.50%
Three to four years	250,730	3.01%	325,000	2.79%
Four to five years	714,246	2.26%	225,000	2.90%
After five years	551,594	1.73%	830,152	2.16%

Total borrowed funds	$3,367,274	1.81%	$2,705,652	2.18%

Amortized Cost And Fair Value Of The Underlying Securities Used As Collateral For Securities Sold Under Agreements To Repurchase

The amortized cost and fair value of the underlying securities used as collateral for securities sold under agreements to repurchase are as follows:

	December 31,
	2013	2012
	(Dollars in thousands)
Amortized cost of collateral:
Mortgage-backed securities	$325,392	98,401

Total amortized cost of collateral	$325,392	98,401

Fair value of collateral:
Mortgage-backed securities	$322,563	102,673

Total fair value of collateral	$322,563	102,673